Income Taxes (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 22, 2017	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liability				$ 1,452,339
Valuation allowance of deferred tax assets				5,649,582	4,307,813
Operating loss carryforward, net				$ 19,100,000
Operating loss carry forwards expiring date				2028 through 2037
Deferred tax assets and liabilities				$ 3,116,794
US statutory corporate income tax rate				21.00%
Income tax provision		$ (13,636)	$ 1,864	$ 228,972
Effective tax rate		(0.06%)	2.34%	(4.00%)	0.00%
Statutory rate		21.00%	21.00%	34.00%	34.00%
Minimum [Member]
US statutory corporate income tax rate	21.00%
Maximum [Member]
US statutory corporate income tax rate	34.00%